Intangible Assets and Goodwill - Changes in Net Book Value of Intangible Assets and Goodwill (Details) $ in Thousands	9 Months Ended
Mar. 31, 2023 CAD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	$ 70,696
Additions from acquisitions	5,847
Additions	23,026
Amortization	(693)
Impairment	(22,492)
Foreign currency translation	2,011
Net book value, ending balance	78,395
Brand and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	36,199
Additions from acquisitions	0
Additions	0
Amortization	0
Impairment	(15,499)
Foreign currency translation	0
Net book value, ending balance	20,700
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	20,016
Additions from acquisitions	0
Additions	0
Amortization	0
Impairment	0
Foreign currency translation	1,902
Net book value, ending balance	21,918
Intangible assets other than goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	70,696
Additions from acquisitions	5,847
Additions	3,561
Amortization	(693)
Impairment	(21,742)
Foreign currency translation	2,011
Net book value, ending balance	59,680
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	0
Additions from acquisitions	5,600
Additions	0
Amortization	(139)
Impairment	0
Foreign currency translation	0
Net book value, ending balance	5,461
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	14,354
Additions from acquisitions	0
Additions	0
Amortization	(498)
Impairment	(2,783)
Foreign currency translation	100
Net book value, ending balance	11,173
Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	127
Additions from acquisitions	0
Additions	41
Amortization	(20)
Impairment	0
Foreign currency translation	9
Net book value, ending balance	157
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	0
Additions from acquisitions	247
Additions	3,520
Amortization	(36)
Impairment	(3,460)
Foreign currency translation	0
Net book value, ending balance	271
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	0
Additions from acquisitions	0
Additions	19,465
Amortization	0
Impairment	(750)
Foreign currency translation	0
Net book value, ending balance	$ 18,715